Events After the Reporting Period - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions, ¥ in Billions			12 Months Ended
	Mar. 29, 2018 CNY (¥) ¥ / shares shares	Mar. 19, 2018 JPY (¥)	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Disclosure of Events After Reporting Period [Line Items]
Annual distribution in cash			¥ 740.0	¥ 709.0
Share capital | shares			14,467,000,000	14,467,000,000
Cash distribution per share | ¥ / shares			¥ 0.051	¥ 0.049
Annual Profit Distribution [member]
Disclosure of Events After Reporting Period [Line Items]
Annual distribution in cash	¥ 740.3
Share capital | shares	14,467,585,682
Cash distribution per share | ¥ / shares	¥ 0.051
Events after reporting period [member]
Disclosure of Events After Reporting Period [Line Items]
Principal amount of borrowing		¥ 50.0
Interest rate of borrowing		0.64%
Borrowings maturity year		Through 2021
Events after reporting period [member] | First series of JPY- denominated credit enhanced bonds [member]
Disclosure of Events After Reporting Period [Line Items]
Interest rate of borrowing		0.33%